Net Income Attributable to Host Hotels L.P. (Detail) (HOST HOTELS & RESORTS L.P., USD $) In Millions	3 Months Ended																12 Months Ended
	Sep. 10, 2010		Jun. 18, 2010		Mar. 26, 2010		Sep. 11, 2009		Jun. 19, 2009		Mar. 27, 2009		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
HOST HOTELS & RESORTS L.P.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from continuing operations, net of tax																	$ (128)	$ (196)	$ 379
Discontinued operations, net of tax																	(4)	(61)	32
NET INCOME (LOSS) ATTRIBUTABLE TO HOST HOTELS & RESORTS, INC.	$ (59.0)	[1]	$ 18.0	[1]	$ (85.0)	[1]	$ (56.0)	[1]	$ (69.0)	[1]	$ (60.0)	[1]	$ (6.0)	[1]	$ (72.0)	[1]	$ (132.0)	$ (257.0)	$ 411.0

[1]	Other income statement line items not presented for Host L.P. are equal to the amounts presented for Host Inc.